Taxes (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Unrecognized tax carry forwards	$ 987	$ 1,352
Brazil [Member]
IfrsStatementLineItems [Line Items]
Unrecognized tax carry forwards		1
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Unrecognized tax carry forwards	$ 987	$ 1,351